As filed with the Securities and Exchange Commission on July 26, 2005

                                     Investment Company Act file number 811-2950



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                          Short Term Income Fund, Inc.

               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
May 31, 2005
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                       Value
    Amount                                                                       Date            Yield          (a)
    ------                                                                       ----            -----         ------
Asset Back Commercial Paper (12.50%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Clipper Receivables Corporation                                 06/01/05         3.05%      $  40,000,000
    20,000,000  Lockhart Funding LLC                                            07/28/05         3.16          19,900,567
    20,000,000  Market Street Funding                                           07/12/05         3.08          19,930,300
    40,000,000  Sigma Finance Corporation                                       07/18/05         3.09          39,839,678
--------------                                                                                              -------------
   120,000,000  Total Asset Back Commercial Paper                                                             119,670,545
--------------                                                                                              -------------
Commercial Paper (3.12%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Charta LLC                                                      07/14/05         3.11%      $  29,889,275
--------------                                                                                              -------------
    30,000,000  Total Commercial Paper                                                                         29,889,275
--------------                                                                                              -------------

Eurodollar Certificates of Deposit (9.61%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Alliance & Leicester PLC                                        08/11/05         3.18%      $  40,000,783
    22,000,000  Barclays Bank PLC                                               07/14/05         3.10          21,999,423
    30,000,000  Deutsche Bank A. G.                                             06/27/05         3.01          30,000,215
--------------                                                                                              -------------
    92,000,000  Total Eurodollar Certificate of Deposit                                                        92,000,421
--------------                                                                                              -------------
Floating Rate Securities (6.27%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America (b)                                             12/15/05         3.07%      $  30,000,000
    15,000,000  General Electric Capital Corporation
                Extendible Monthly Securities (c)                               06/16/06         3.19          15,000,000
    15,000,000  Mt. Vernon Phenol Plant Partnership with JP Morgan Chase (d)
                Guaranteed By General Electric Company                          05/19/06         3.11          15,000,000
--------------                                                                                              -------------
    60,000,000  Total Floating Rate Securities                                                                 60,000,000
--------------                                                                                              -------------
Foreign Commercial Paper (20.29%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  ANZ National International Ltd                                  07/19/05         3.11%      $  39,834,933
    30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            07/21/05         3.12          29,870,833
    45,000,000  Danske Corportation                                             07/27/05         3.12          44,783,000
    20,000,000  Depfa Bank PLC                                                  07/27/05         3.07          19,930,642
    15,000,000  HBOS Treasury Service                                           07/19/05         3.07          14,939,000
    45,000,000  Yorkshire Building Society                                      07/18/05         3.06          44,821,400
--------------                                                                                              -------------
   195,000,000  Total Foreign Commercial Paper                                                                194,179,808
--------------                                                                                              -------------
Letter of Credit Commercial Paper (8.88%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Banco Bradesco S.A.
                LOC Calyon                                                      06/10/05         2.71%      $  24,983,313
    23,000,000  Banco Continental De Panama S.A.
                LOC Calyon                                                      06/03/05         2.66          22,996,652
    37,000,000  Dean Health System, Inc.
                LOC Marshall & Ilsley                                           06/02/05         3.03          36,996,886
--------------                                                                                              -------------
    85,000,000  Total Letter of Credit Commercial Paper                                                        84,976,851
--------------                                                                                              -------------
 Loan Participation (3.14%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Equitable Life Assurance Society with J. P. Morgan Chase        03/21/06         3.10%      $  30,000,000
--------------                                                                                              -------------
    30,000,000  Total Loan Participation                                                                       30,000,000
--------------                                                                                              -------------
Other Notes (4.03%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,320,000  Bergen County, NJ Improvement Authority City Project Notes
                (Overpeck Project) - Series 2004                                09/22/05         2.50%      $  10,315,243
     3,280,000  Glendale, WI Taxable BAN - Series 2004B                         09/21/05         2.50           3,280,000
    25,000,000  Winston-Salem, NC COPS                                          07/07/05         3.13          25,000,000
--------------                                                                                              -------------
    38,600,000  Total Other Notes                                                                              38,595,243
--------------                                                                                              -------------
Repurchase Agreement (5.22%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Bank of America, Repurchase purchased 05/31/05, proceeds at maturity $50,004,208 (Collateralized by $57,079,426,
                GNMA, 3.500% to 6.000%, due 10/15/19 to 05/15/35,
                value $50,776,084)                                              06/01/05         3.03%      $  50,000,000
--------------                                                                                              -------------
    50,000,000  Total Repurchase Agreement                                                                     50,000,000
--------------                                                                                              -------------

U.S. Government Agency Medium Term Note (0.73%)
------------------------------------------------------------------------------------------------------------------------------------
$    7,000,000  Federal Home Loan Bank                                          06/08/05         2.02%      $   7,000,000
--------------                                                                                              -------------
     7,000,000  Total U.S. Government Agency Medium Term Note                                                   7,000,000
--------------                                                                                              -------------
Variable Rate Demand Instruments (e) (21.19%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,570,000  Ali Industries, Inc. Project
                LOC National City Bank, Northwes                                07/01/10         3.14%      $   2,570,000
     5,500,000  Allegheny County, PA (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                              11/01/27         3.09           5,500,000
     2,250,000  Alta Mira LLC
                LOC Marshall & Ilsley                                           11/01/34         3.19           2,250,000
     1,805,000  ARS Development Project
                LOC National City Bank, Northwest                               09/01/21         3.19           1,805,000
     1,235,000  B & V Land Company, LLC
                LOC First Michigan Bank                                         09/01/27         3.19           1,235,000
     5,100,000  Baldwin County Sewer Service, LLC
                LOC Amsouth Bank, N.A.                                          05/01/25         3.20           5,100,000
     1,520,000  Bank of Kentucky Building
                LOC U.S. Bank, N.A.                                             12/01/19         3.15           1,520,000
     3,100,000  Bollman Capital, LLC - Series 1996A
                LOC First of America Bank                                       12/15/26         3.14           3,100,000
     1,000,000  Bookstore Notes
                LOC Marshall & Ilsley                                           10/01/44         3.14           1,000,000
       620,000  Burgess & Niple Limited
                LOC National City Bank, Northwest                               09/01/14         3.14             620,000
       890,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                               09/01/08         3.19             890,000
       621,000  Capital One Funding Corporation Floating Rate Option Notes -
                Series 1997D
                LOC J.P. Morgan Chase & Co.                                     07/02/18         3.07             621,000
     1,190,000  Community Limited Care
                LOC Fifth Third Bank                                            12/01/12         3.17           1,190,000
       830,000  Crownover Lumber Company
                LOC Fifth Third Bank                                            09/01/08         3.25             830,000
       545,000  Crownover Lumber Company
                LOC Fifth Third Bank                                            09/01/08         3.25             545,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                            06/01/24         3.09             300,000
     3,350,000  Dickenson Press, Inc. - Series 1997
                LOC First Michigan Bank                                         01/01/27         3.19           3,350,000
       700,000  Dormont Manufacturing Company, Inc.
                LOC PNC Bank, N.A.                                              03/01/08         3.13             700,000
     8,305,000  DP Fox Capital, LLC
                LOC Michigan National Bank                                      09/01/29         3.14           8,305,000
     2,825,000  Frank J. Catanzaro Sons and Daughters
                LOC U.S. Bank, N.A.                                             01/01/15         3.10           2,825,000
     1,450,000  Gesmundo & Associates, Inc.
                LOC National City Bank, Northwest                               08/15/27         3.09           1,450,000
     1,155,000  Graves Lumber, Inc. Project
                Guaranteed by Federal Home Loan Bank                            11/01/10         3.19           1,155,000
     1,255,500  HCS & DJS Leasing
                LOC Fifth Third Bank                                            06/01/34         3.09           1,255,500
     3,805,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank, Northwest                               10/01/16         3.14           3,805,000
     1,200,000  ILH LLC - Series 2004
                LOC Fifth Third Bank                                            07/01/34         3.09           1,200,000
       360,000  Jake Sweeney Automotive, Inc.
                LOC U.S. Bank, N.A.                                             04/01/10         3.10             360,000
     1,335,000  KBL Capital Fund, Inc.
                LOC Fifth Third Bank                                            07/01/15         3.09           1,335,000
     1,175,000  Labelle Capital Funding - Series A
                LOC National City Bank, Northwest                               09/01/26         3.14           1,175,000
     1,150,000  LAM Funding, LLC
                LOC National City Bank, Northwest                               12/15/27         3.09           1,150,000
    8,700,000   Lexington Financial Health Care RB - Series 2001
                LOC LaSalle National Bank subsidiary of ABN Amro Bank, N.A.     02/01/26         3.16           8,700,000
     1,000,000  Lincoln Parkway LLC
                LOC Fifth Third Bank                                            06/01/44         3.09           1,000,000
     1,630,000  LKWP Investments, LLC
                LOC First Michigan Bank                                         03/01/27         3.19           1,630,000
       770,000  Machining Center
                LOC Comerica Bank                                               10/01/27         3.19             770,000
       800,000  Madison, WI Community Development Authority EDA
                (Block 90 Project)
                LOC US Bank, N.A.                                               10/01/08         3.19             800,000
     3,575,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community)
                LOC First Union National Bank                                   07/01/29         3.10           3,575,000
       400,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building)
                LOC National City Bank of Michigan/Illinois                     11/01/17         3.14             400,000
     1,265,000  Miami Valley Realty Associates
                LOC Key Bank, N.A.                                              06/01/12         3.17           1,265,000
     3,100,000  Mobile Airport
                LOC Regions Bank                                                10/01/24         3.08           3,100,000
    14,290,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A.                                          06/01/20         3.15          14,290,000
       935,000  Mount Carmel East Professional Office Building - Series 1994
                LOC National City Bank, Northwest                               01/01/14         3.14             935,000
     1,245,000  Mount Carmel Partnership Project
                LOC National City Bank, Northwest                               08/01/14         3.14           1,245,000
     3,245,000  Mount Ontario Holdings LLC (f)
                LOC U.S. Bank, N.A.                                             04/01/21         3.10           3,245,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy)
                LOC First Union National Bank                                   09/01/21         3.07           5,000,000
     4,600,000  New York State HFA (Kew Gardens Hills) - Series 2003B
                Collateralized by Federal National Mortgage Association         05/15/36         3.05           4,600,000
     8,000,000  Newport, KY Industrial Building RB
                (Aquarium Holdings Project)
                LOC Fifth Third Bank                                            12/01/08         3.09           8,000,000
     3,080,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.)
                LOC National City Bank of Michigan/Illinois                     12/01/09         3.14           3,080,000
     3,275,000  Ordeal Properties LLC
                LOC Key Bank, N.A.                                              10/01/12         3.15           3,275,000
     1,600,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21         3.09           1,600,000
    10,500,000  PRD Financial LLC
                LOC National City Bank of Michigan/Illinois                     04/01/27         3.09          10,500,000
     4,000,000  Prevea Clinic, Inc.,
                LOC Wells Fargo Bank, N.A.                                      12/01/34         3.04           4,000,000
     5,000,000  Rochester, NY Institute of Technology - Series 2004             11/01/21         3.19           5,000,000
     1,850,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999
                Guaranteed by Federal National Mortgage Association             05/15/29         3.12           1,850,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company subsidiary of Synovus         04/01/23         3.15          10,000,000
       625,000  SGS Tool Company - Series 1996
                LOC Huntington National Bank                                    06/01/06         3.24             625,000
     2,855,000  Shelburne Realty & Troy Realty
                LOC National City Bank, Northwest                               04/01/17         3.14           2,855,000
     1,600,000  Soaring Eagle Partners LP
                LOC PNC Bank, N.A.                                              10/01/12         3.11           1,600,000
    13,580,000  Southwestern Group, Limited Project
                LOC U.S. Bank, N.A.                                             07/01/21         3.10          13,580,000
     3,040,000  St. Ann's Medical Office Building Limited Partnership
                LOC National City Bank of Michigan/Illinois                     11/01/19         3.14           3,040,000
     6,000,000  St. Johns County IDA TVR
                LOC Allied Irish Bank                                           08/01/34         3.09           6,000,000
     6,544,000  Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                               06/01/34         3.14           6,544,000
     4,685,000  Tom Richards, Inc. (Team Land, LLC/Team Industries)
                Guaranteed by Federal Home Loan Bank                            12/01/16         3.14           4,685,000
     3,000,000  Tri-Park Villas Notes
                LOC Marshall & Ilsley                                           10/01/44         3.14           3,000,000
     1,400,000  UAI Technologies, Inc. - Series 1998
                LOC First Union National Bank                                   05/01/18         3.16           1,400,000
     1,020,000  Valley City Linen Co.
                LOC First Michigan Bank                                         02/01/27         3.19           1,020,000
     3,525,000  Washington State HFC MHRB
                (The Vintage at Richland Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association             01/15/38         3.11           3,525,000
--------------                                                                                              -------------
   202,875,500  Total Variable Rate Demand Instruments                                                        202,875,500
--------------                                                                                              -------------
Yankee Certificates of Deposit (4.70%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Credit Suisse First Boston                                      06/30/05         3.05%      $  25,000,000
    20,000,000  Svenska Handelsbanken                                           07/27/05         3.15          20,000,154
--------------                                                                                              -------------
    45,000,000  Total Yankee Certificates of Deposit                                                           45,000,154
--------------                                                                                              -------------

                Total Investments (99.68%)                                                                    954,187,797
                Cash and other assets in excess of liabilities (0.32%)                                          3,043,962
                                                                                                            -------------
                Net Assets (100.00%)                                                                        $ 957,231,759
                                                                                                            =============
                Net Asset Value, offering and redemption price per share:
                Class A shares            394,129,561 shares outstanding                                    $        1.00
                                                                                                            =============
                Class B shares            433,678,357 shares outstanding                                    $        1.00
                                                                                                            =============
                First Southwest shares    129,424,956 shares outstanding                                    $        1.00
                                                                                                            =============

FOOTNOTES:

(a)  Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

(b)  The interest rate changes daily based upon Prime minus 2.935%.

(c)  The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(d)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.02%.

(e) Unless otherwise noted securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(f) Securities payable on demand at par including accrued interest (with one-day notice). Interest is adjusted daily.

KEY:

BAN      =    Bond Anticipation Note                        HFA      =     Housing Finance Authority
COPS     =    Certificates of Participation                 HFC      =     Housing Finance Commission
EDA      =    Economic Development Authority                LOC      =     Letter of Credit
EDFA     =    Economic Development Finance Authority        MHRB     =     Multi - Family Housing Revenue Bond
GNMA     =    Government National Mortgage Association      RB       =     Revenue Bond

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
May 31, 2005
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield          (a)
     ------                                                                       ----              -----         ------
Repurchase Agreements (59.36%)
------------------------------------------------------------------------------------------------------------------------------------
$  125,000,000  Annaly Mortgage Management, Inc., purchased 05/31/05, repurchase proceeds at maturity $125,010,625 (Collateralized by
                $223,441,804, GNMA, 3.375% to 6.000%,
                due 01/20/26 to 12/20/33, value $127,125,182)                   06/01/05         3.06%      $ 125,000,000
   120,000,000  Bank of America, purchased 05/31/05,
                repurchase proceeds at maturity $120,010,100 (Collateralized by
                $566,734,937, GNMA, 0.000% to 6.000%,
                due 12/15/19 to 05/20/35, value $121,602,694)                   06/01/05         3.03         120,000,000
    25,000,000  Bear, Stearns & Co., purchased 05/31/05,
                repurchase proceeds at maturity $25,002,118 (Collateralized by
                $52,655,955, GNMA, 4.500% to 7.500%,
                due 04/15/26 to 04/20/35, value $25,500,108)                    06/01/05         3.05          25,000,000
    19,000,000  J.P. Morgan Securities, Inc., purchased 05/31/05, repurchase proceeds at maturity $19,001,604 (Collateralized by
                $49,085,690, GNMA, 3.375% to 6.500%,
                due 08/15/31 to 04/15/35, value $19,380,507)                    06/01/05         3.04          19,000,000
    15,000,000  UBS Paine Webber, purchased 05/31/05,
                repurchase proceeds at maturity $15,001,250 (Collateralized by
                $48,211,697, GNMA, 3.375% to 6.000%,
                due 06/20/32 to 01/20/33, value $15,301,036)                    06/01/05         3.00          15,000,000
--------------                                                                                              -------------
   304,000,000  Total Repurchase Agreements                                                                   304,000,000
--------------                                                                                              -------------
U.S. Government Obligations (40.65%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  U.S. Treasury Bill                                              06/02/05         2.53%      $  29,997,917
   110,000,000  U.S. Treasury Bill                                              06/02/05         2.25         109,993,125
    35,000,000  U.S. Treasury Bill                                              10/13/05         3.11          34,601,350
    20,000,000  U.S. Treasury Bill                                              11/03/05         3.14          19,733,917
    14,000,000  U.S. Treasury Note, 1.625%                                      02/28/06         3.02          13,856,603
--------------                                                                                              -------------
   209,000,000  Total U.S. Government Obligations                                                             208,182,912
--------------                                                                                              -------------
                Total Investments (100.01%)                                                                   512,182,912
                Liabilities in excess of cash and other assets (-0.01%)                                           (36,229)
                                                                                                            -------------
                Net Assets (100.00%)                                                                        $ 512,146,683
                                                                                                            =============
                Net Asset Value, offering and redemption price per share:
                Class A Shares, 275,546,921 shares outstanding                                              $        1.00
                                                                                                            =============
                Class B Shares, 236,599,762 shares outstanding                                              $        1.00
                                                                                                            =============

FOOTNOTES:

(a)  Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.



KEY:
GNMA     =    Government National Mortgage Association

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Short Term Income Fund, Inc.


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer
                                           Secretary


Date: July 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff
                                           President

Date:  July 26, 2005


By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace
                                           Treasurer


Date:  July 26, 2005


* Print the name and title of each signing officer under his or her signature.